Liability for Employee Rights upon Retirement, Net (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Liability for employee rights upon retirement, net	₪ 11	₪ 19
Total liability	15	26
Fair value of the plan assets severance pay fund	11	15
Defined benefit plans expense	1	1
Group's liability for adaptation grants to employees	₪ 6	₪ 8